Supplement dated September 2, 2010

supplementing the Prospectus,

dated May 1, 2010,

as may be revised or supplemented from time to time

of Hansberger International Series

401 East Las Olas Boulevard

Suite 1700

Fort Lauderdale, Florida 33301

Telephone No. 800-414-6927

This supplement replaces the supplement dated July 27, 2010

INTERNATIONAL CORE FUND

On August 31, 2010, the International Core Fund was liquidated.

The International Core Fund no longer exists, and as a result shares of the Fund are no longer available for purchase or exchange.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Supplement dated September 2, 2010

supplementing the Statement of Additional Information,

dated May 1, 2010,

as may be revised or supplemented from time to time

of Hansberger International Series

401 East Las Olas Boulevard

Suite 1700

Fort Lauderdale, Florida 33301

Telephone No. 800-414-6927

INTERNATIONAL CORE FUND

On August 31, 2010, the International Core Fund was liquidated.

The International Core Fund no longer exists, and as a result shares of the Fund are no longer available for purchase or exchange.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE